Revenue - Summary Of Disaggregation Of Revenue From Contracts With Customers (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,162,095	$ 1,777,798
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,347,408	890,899
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	350,490	261,865
Nigeria
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	232,481	18,420
Oman
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	221,538	119,906
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	220,608	80,524
Iraq
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	193,789	25,917
Bahrain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	127,009	85,540
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	102,164	45,367
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	85,515	65,618
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	84,400	64,325
Thailand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	40,037	11,523
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,977	21,278
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	127,679	86,616
Energy Infrastructure [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	777,702	381,087
After Market Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	652,198	443,660
Engineered Systems [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,732,195	$ 953,051